Leases - Income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 14,649	€ 16,349	€ 15,159
Interest expense (included in finance cost)	1,030	1,308	1,424
Expense relating to short-term leases (included in Operating expenses)	646	2,650	4,497
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	98	106	14
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	3,478	6,997	5,929
Total Other lease related expenses	4,222	9,753	10,440
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	4,424	4,523	3,973
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	6,511	8,139	7,976
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	2,253	2,071	1,893
Others
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 1,461	€ 1,616	€ 1,317